Membership Interests (Schedule Of Cash Capital Contributions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Members contribution	$ 705	$ 788	$ 1,978
February 16, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date	Feb. 16, 2021
Members contribution	$ 63
April 27, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date	Apr. 27, 2021
Members contribution	$ 63
July 27, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date	Jul. 27, 2021
Members contribution	$ 62
October 26, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date	Oct. 26, 2021
Members contribution	$ 67
December 22, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date	Dec. 22, 2021
Members contribution	$ 450